REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

	2020				2019
For the years ended December 31	Pipelines	Facilities	Marketing & New Ventures	Total	Pipelines	Facilities	Marketing & New Ventures	Total
($ millions)
Take-or-pay(1)	1,664	740	—	2,404	1,200	625	—	1,825
Fee-for-service(1)	295	117	—	412	387	117	—	504
Product sales(2)	—	—	3,205	3,205	—	5	4,804	4,809
Revenue from contracts with customers	1,959	857	3,205	6,021	1,587	747	4,804	7,138
Operational finance lease income	15	—	—	15	—	—	—	—
Fixed operating lease income	131	35	—	166	63	29	—	92
Total external revenue	2,105	892	3,205	6,202	1,650	776	4,804	7,230
(1)    Revenue recognized over time.
(2)    Revenue recognized at a point in time.

Disclosure of significant changes in contract assets and contract liabilities
Significant changes in the contract liabilities balances during the period are as follows:

	2020			2019
For the years ended December 31 ($ millions)	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities
Opening balance	8	223	231	9	159	168
Additions (net in the period)	3	117	120	4	35	39
Acquisition (Note 7)	—	—	—	—	77	77
Revenue recognized from contract liabilities(1)	(8)	(51)	(59)	(5)	(48)	(53)
Closing balance	3	289	292	8	223	231
Less current portion(2)	(3)	(59)	(62)	(8)	(31)	(39)
Ending balance	—	230	230	—	192	192
(1)    Recognition of revenue related to performance obligations satisfied in the current period that were included in the opening balance of contract liabilities.
(2)    As at December 31, 2020, the balance includes $3 million of cash collected under take-or-pay contracts which will be recognized within one year as the customer chooses to ship, process, or otherwise forego the associated service.